N-2	Apr. 02, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001741739
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	FlowStone Opportunity Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class A	Class D	Class I	Class M
	Shares	Shares	Shares	Shares
SHAREHOLDER FEES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price) (1)	3.50%	1.50%	None	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount) (2)	2.00%	2.00%	2.00%	2.00%

ANNUAL EXPENSES (as a percentage of net assets attributable to Shares)
Investment Management Fee (3) (4)	1.25%	1.25%	1.25%	1.25%
Distribution and Servicing Fees(5)	0.85%	0.30%	0.00%	0.00%
Incentive Fee (6)	0.44%	0.44%	0.44%	0.44%
Other Expenses	0.51%	0.51%	0.51%	0.51%
Acquired Fund Fees and Expenses (7)	2.58%	2.58%	2.58%	2.58%
Total Annual Fund Operating Expenses (8)	5.63%	5.08%	4.78%	4.78%
Fee Waiver and/or Expense Reimbursement (4)	(0.25)%	(0.25)%	(0.25)%	(0.25)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursements)	5.38%	4.83%	4.53%	4.53%
(1)	Investors in Class A Shares may be subject to a sales charge of up to 3.50% of the subscription amount. Investors in Class D Shares may be subject to a sales charge of up to 1.50% of the subscription amount.
(2)	A 2.00% Early Repurchase Fee payable to the Fund may be charged with respect to the repurchase of a Shareholder’s Shares if the interval between the date of purchase of the shares and the valuation date with respect to the repurchase of those shares is less than one year (on a “first in-first out” basis). An Early Repurchase Fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. In addition, under certain circumstances the Board may offer to repurchase Shares at a discount to their prevailing NAV. See “REPURCHASES OF SHARES.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

	Class A	Class D	Class I	Class M
	Shares	Shares	Shares	Shares
SHAREHOLDER FEES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price) (1)	3.50%	1.50%	None	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount) (2)	2.00%	2.00%	2.00%	2.00%

ANNUAL EXPENSES (as a percentage of net assets attributable to Shares)
Investment Management Fee (3) (4)	1.25%	1.25%	1.25%	1.25%
Distribution and Servicing Fees(5)	0.85%	0.30%	0.00%	0.00%
Incentive Fee (6)	0.44%	0.44%	0.44%	0.44%
Other Expenses	0.51%	0.51%	0.51%	0.51%
Acquired Fund Fees and Expenses (7)	2.58%	2.58%	2.58%	2.58%
Total Annual Fund Operating Expenses (8)	5.63%	5.08%	4.78%	4.78%
Fee Waiver and/or Expense Reimbursement (4)	(0.25)%	(0.25)%	(0.25)%	(0.25)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursements)	5.38%	4.83%	4.53%	4.53%
(1)	Investors in Class A Shares may be subject to a sales charge of up to 3.50% of the subscription amount. Investors in Class D Shares may be subject to a sales charge of up to 1.50% of the subscription amount.
(2)	A 2.00% Early Repurchase Fee payable to the Fund may be charged with respect to the repurchase of a Shareholder’s Shares if the interval between the date of purchase of the shares and the valuation date with respect to the repurchase of those shares is less than one year (on a “first in-first out” basis). An Early Repurchase Fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. In addition, under certain circumstances the Board may offer to repurchase Shares at a discount to their prevailing NAV. See “REPURCHASES OF SHARES.”
(3)	The Investment Management Fee is equal to 1.25% on an annualized basis of the Fund’s NAV. For purposes of determining the Investment Management Fee payable to the Adviser for any quarter, net assets will include the total assets of the Fund minus the sum of the Fund’s accrued liabilities and will be calculated prior to any reduction for any fees and expenses of the Fund for that quarter, including, without limitation, the Investment Management Fee payable to the Adviser for that quarter. See “INVESTMENT MANAGEMENT FEE” for additional information.
(4)	The Adviser has agreed, for a period of at least two-years from the April 1, 2026, to reduce the investment management fee rate applicable to the Fund pursuant an Investment Advisory Fee Waiver Agreement in which the Adviser agrees to waive 0.25% of the investment management fee set forth in the Investment Management Agreement such that the investment management fee payable under the Investment Management Agreement is 1.00% on an annualized basis of the Fund’s NAV. The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid by the Fund, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, other transaction-related expenses, any extraordinary expenses of the Fund, the Incentive Fee and any acquired fund fees and expenses) do not exceed 2.80% on an annualized basis for Class A Shares, 2.25% on an annualized basis of Class D Shares, 1.95% on an annualized basis for Class I Shares, and 1.95% on an annualized basis for Class M Shares (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement will continue until at least April 1, 2027, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation Agreement may be terminated by the Fund’s Board of Trustees upon thirty days’ written notice to the Adviser.
(5)	The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares and to adopt a distribution and service plan for Class A and Class D Shares. The Fund may charge a distribution and/or shareholder servicing fee up to a maximum of 0.85% per year on Class A Shares and up to a maximum of 0.30% per year on Class D Shares on an annualized basis of the aggregate net assets of the Fund attributable to each class. The Fund may use these fees, in respect of the relevant class, to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class A and Class D Shares of the Fund.
(6)	At the end of each calendar quarter of the Fund (and at certain other times), the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the NAV of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). See “INCENTIVE FEE” for additional information.
(7)	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1% to 2.5% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
(8)	Total Annual Expenses will not correlate to the Ratio of gross expenses to average Shareholder Capital in the Financial Highlights, which do not reflect Acquired Fund Fees and Expenses.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE

Class A Shares

You Would Pay the Following Expenses Based on the
Imposition of a 3.50% Sales Charge, a 0.85%
Distribution and Servicing Fee and a $1,000
Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
	$87	$192	$299	$559

Class D Shares

You Would Pay the Following Expenses Based on the
Imposition of a 1.50% Sales Charge, a 0.30%
Distribution and Servicing Fee and a $1,000
Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
	$63	$161	$261	$511

Class I Shares

You Would Pay the Following Expenses Based on a $1,000
Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
	$45	$139	$236	$480

Class M Shares

You Would Pay the Following Expenses Based on a $1,000
Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
	$45	$139	$236	$480

The example is based on the annual fees and expenses set out on the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund, as well as the effect of the Incentive Fee.

Purpose of Fee Table , Note [Text Block]	The following table illustrates the expenses and fees that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering priceas a percentage of repurchased amount
Other Transaction Fees, Note [Text Block]
(2)	A 2.00% Early Repurchase Fee payable to the Fund may be charged with respect to the repurchase of a Shareholder’s Shares if the interval between the date of purchase of the shares and the valuation date with respect to the repurchase of those shares is less than one year (on a “first in-first out” basis). An Early Repurchase Fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. In addition, under certain circumstances the Board may offer to repurchase Shares at a discount to their prevailing NAV. See “REPURCHASES OF SHARES.”

Acquired Fund Fees and Expenses, Note [Text Block]
(7)	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1% to 2.5% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Acquired Fund Total Annual Expenses, Note [Text Block]
(8)	Total Annual Expenses will not correlate to the Ratio of gross expenses to average Shareholder Capital in the Financial Highlights, which do not reflect Acquired Fund Fees and Expenses.

Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%
Management Fees [Percent]	1.25%
Distribution/Servicing Fees [Percent]	0.85%
Incentive Fees [Percent]	0.44%
Acquired Fund Fees and Expenses [Percent]	2.58%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.51%
Total Annual Expenses [Percent]	5.63%
Waivers and Reimbursements of Fees [Percent]	(0.25%)
Net Expense over Assets [Percent]	5.38%
Expense Example, Year 01	$ 87
Expense Example, Years 1 to 3	192
Expense Example, Years 1 to 5	299
Expense Example, Years 1 to 10	$ 559
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	1.50%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%
Management Fees [Percent]	1.25%
Distribution/Servicing Fees [Percent]	0.30%
Incentive Fees [Percent]	0.44%
Acquired Fund Fees and Expenses [Percent]	2.58%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.51%
Total Annual Expenses [Percent]	5.08%
Waivers and Reimbursements of Fees [Percent]	(0.25%)
Net Expense over Assets [Percent]	4.83%
Expense Example, Year 01	$ 63
Expense Example, Years 1 to 3	161
Expense Example, Years 1 to 5	261
Expense Example, Years 1 to 10	$ 511
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%
Management Fees [Percent]	1.25%
Distribution/Servicing Fees [Percent]	0.00%
Incentive Fees [Percent]	0.44%
Acquired Fund Fees and Expenses [Percent]	2.58%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.51%
Total Annual Expenses [Percent]	4.78%
Waivers and Reimbursements of Fees [Percent]	(0.25%)
Net Expense over Assets [Percent]	4.53%
Expense Example, Year 01	$ 45
Expense Example, Years 1 to 3	139
Expense Example, Years 1 to 5	236
Expense Example, Years 1 to 10	$ 480
Class M Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%
Management Fees [Percent]	1.25%
Distribution/Servicing Fees [Percent]	0.00%
Incentive Fees [Percent]	0.44%
Acquired Fund Fees and Expenses [Percent]	2.58%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.51%
Total Annual Expenses [Percent]	4.78%
Waivers and Reimbursements of Fees [Percent]	(0.25%)
Net Expense over Assets [Percent]	4.53%
Expense Example, Year 01	$ 45
Expense Example, Years 1 to 3	139
Expense Example, Years 1 to 5	236
Expense Example, Years 1 to 10	$ 480